SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 0.025
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 0.07
Number of Stock Options Outstanding	42,000,000	5,000,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 2 months 12 days
Option Outstanding, Weighted Average Exercise Price	$ 0.04	$ 0.07
Number of Stock Options Exercisable	17,250,000
Option Exercisable, Weighted Average Exercise Price	$ 0.03